DERIVATIVE WARRANT LIABILITY (Details Narrative) (USD $)	3 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Net derivative loss	$ 179,909	$ 541,397
Additional warrants	$ 400,000
Decrease in the warrant price	$ 4	$ 4